Shareholder Report, Holdings (Details) - Agency313385RG3	Dec. 31, 2025
C000261354
Holdings [Line Items]
Percent of Total Investments	100.00%
C000261352
Holdings [Line Items]
Percent of Total Investments	100.00%
C000261353
Holdings [Line Items]
Percent of Total Investments	100.00%